PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 5,452.8			$ 2,261.7
Accumulated depreciation	(1,499.4)	$ (1,587.9)	$ (1,357.9)	(1,330.7)
Property, plant and equipment, net	3,953.4	$ 3,859.0	$ 919.9	931.0
Land and improvements to land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 280.4			157.3
Land and improvements to land | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)	10 years
Land and improvements to land | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)	20 years
Building and building equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 380.4			212.1
Building and building equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)	10 years
Building and building equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)	30 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 4,665.8			1,846.1
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)	15 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2.7			2.6
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 123.5			$ 43.6